UNAUDITED CONDENSED FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2024
Condensed Financial Information Disclosure [Abstract]
UNAUDITED CONDENSED FINANCIAL STATEMENTS
NOTE 2: UNAUDITED CONDENSED FINANCIAL STATEMENTS

The unaudited condensed financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and, on the same basis as the audited financial statements included in the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2023 (the “2023 Form 20-F”).

Certain information and disclosures normally included in annual financial statements have been omitted in this interim period report pursuant to the rules and regulations of the Securities and Exchange Commission (the "SEC")” Because the unaudited condensed financial statements do not include all of the information and disclosures required by U.S. GAAP for annual financial statements, they should be read in conjunction with the audited financial statements and notes included in the 2023 Form 20-F.

The year-end balance sheet data were derived from the audited financial statements as of December 31, 2023, but not all disclosures required by U.S. GAAP are included.

In the opinion of management, all adjustments (consisting only of normal recurring accruals) considered necessary for a fair statement of the Company’s financial position as of June 30, 2024 and its results of operations and cash flows for the Six months ended June 30, 2024 and 2023 have been included. Operating results for the Six months ended June 30, 2024, are not necessarily indicative of the results that may be expected for the year ending December 31, 2024 or any other interim period or for any other future year.